Income Taxes - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%	25.00%
Effective tax rate	12.00%	14.60%